CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed Maturities:
Available-for-sale, at fair value (amortized cost: $30,654.7 and $29,599.2, respectively)	$ 30,179.3	$ 30,281.3
Trading securities, at fair value	1,095.8	0.0
Marketable equity securities, at fair value	97.7	755.7
Mortgage loans, net	6,485.1	6,241.2
Policy loans and other invested assets	74.7	54.5
Investments in limited partnerships	130.1	173.0
Derivatives, at fair value	178.9	339.1
Total investments	38,241.6	37,844.8
Cash and cash equivalents	227.3	347.5
Accrued investment income	328.7	335.2
Reinsurance recoverables	6,228.8	318.2
DAC and VOBA	1,023.0	696.2
Receivables and other assets	244.3	216.3
Other intangible assets, net	1,170.7	1,254.9
Goodwill	563.0	563.0
Deferred income tax assets, net	29.8	0.0
Separate account assets	904.3	978.1
Total assets	48,961.5	42,554.2
LIABILITIES AND STOCKHOLDER'S EQUITY
Funds held under deposit contracts	37,404.5	35,345.9
Future policy benefits	523.2	498.8
Policy and contract claims	203.0	196.6
Other policyholders' funds	149.3	117.9
Funds withheld liability	5,589.9	0.0
Deferred income tax liabilities, net	0.0	251.1
Other liabilities	476.5	601.3
Separate account liabilities	904.3	978.1
Total liabilities	45,250.7	37,989.7
Commitments and contingencies (Note 11)
Common stock, $250 par value; 20,000 shares authorized, issued, and outstanding	5.0	5.0
Additional paid-in capital	3,867.5	3,867.5
Retained earnings	159.0	140.9
Accumulated other comprehensive income (loss), net of taxes	(320.7)	551.1
Total stockholder's equity	3,710.8	4,564.5
Total liabilities and stockholder's equity	$ 48,961.5	$ 42,554.2